Assets under construction (Tables)	12 Months Ended
Jun. 30, 2020
Assets under construction
Schedule of assets under construction

21Assets under construction

for the year ended 30 June	Property plant and equipment under construction Rm	Other intangible assets under development Rm	Exploration and evaluation assets Rm	Total Rm
Balance as at 30 June 2019	126 327	627	810	127 764
Transfer of finance lease assets to right of use assets on initial application of IFRS 16	(71)	—	—	(71)
Adjusted carrying amount at 1 July 2019	126 256	627	810	127 693
Additions	35 186	485	59	35 730
to sustain existing operations	18 564	453	—	19 017
to expand operations	16 622	32	59	16 713
Net reclassification from/(to) other assets	(107)	179	(89)	(17)
Finance costs capitalised	3 520	—	—	3 520
Net impairment of assets under construction (note 10)	(13 399)	—	43	(13 356)
Reclassification to disposal groups held for sale (note 12)	(9 497)	—	—	(9 497)
Projects capitalised	(127 949)	(543)	—	(128 492)
Translation of foreign operations	12 773	92	11	12 876
Disposals and scrapping*	(531)	—	(124)	(655)
Balance at 30 June 2020	26 252	840	710	27 802

*Determining as to whether, and how much, cost incurred on a project is abnormal and needs to be scrapped, involves judgement. The factors considered by management include the scale and complexity of the project, the technology being applied and input from experts.

for the year ended 30 June	Property plant and equipment under construction Rm	Other intangible assets under development Rm	Exploration and evaluation assets Rm	Total Rm
Balance as at 30 June 2018	163 783	1 125	453	165 361
Additions	52 786	289	67	53 142
to sustain existing operations	21 739	245	—	21 984
to expand operations	31 047	44	67	31 158
Net reclassification from/(to) other assets	(93)	—	323	230
Finance costs capitalised	6 942	—	—	6 942
Net impairment of assets under construction	(3 973)	—	(34)	(4 007)
Reclassification to disposal groups held for sale	(153)	—	—	(153)
Projects capitalised	(96 084)	(816)	—	(96 900)
Translation of foreign operations	3 971	29	1	4 001
Disposals and scrapping*	(852)	—	—	(852)
Balance at 30 June 2019	126 327	627	810	127 764

*Determining as to whether, and how much, cost incurred on a project is abnormal and needs to be scrapped, involves judgement. The factors considered by management include the scale and complexity of the project, the technology being applied and input from experts.

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21Assets under construction continued

for the year ended 30 June	2020 Rm	2019 Rm
Business segmentation
Mining	2 530	2 268
Exploration and Production International	9 381	7 426
Energy	5 644	7 698
Base Chemicals	5 576	60 927
Performance Chemicals	4 090	48 764
Group Functions	581	681
Total operations	27 802	127 764

	2020	2019	2018
for the year ended at 30 June	Rm	Rm	Rm
Additions to assets under construction (cash flow)
Current year additions Adjustments	35 730	53 142	52 806
for non-cash items	(1 186)	1 410	(171)
cash flow hedge accounting	—	—	1
movement in environmental provisions capitalised movement in	(1 186)	(537)	(172)
long-term debt	—	(13)	—
LCCP investment incentives	—	1 960	—

Per the statement of cash flows*	34 544	54 552	52 635

Schedule of capital expenditure for assets under construction

	2020 Rm	2019 Rm
Capital expenditure
Projects to sustain operations comprise of:
Secunda Synfuels Operations	7 277	10 315
Shutdown and major statutory maintenance	3 671	4 825
Renewals	1 149	1 880
Sixth fine ash dam (environmental)	729	1 417
Volatile organic compounds abatement programme (environmental)	304	141
Coal tar filtration east project (safety)	249	329
Other environmental related expenditure	241	170
Other safety related expenditure	129	556
Other sustain	805	997
Mining (Secunda and Sasolburg)	2 839	2 894
Impumelelo Colliery to maintain Brandspruit Colliery operation	41	157
Refurbishment of equipment	696	674
Mine geographical expansion	671	605
Other safety related expenditure	197	355
Other sustain	1 234	1 103
Other (in various locations)	8 901	8 758
Expenditure related to environmental obligations	1 103	590
Expenditure incurred relating to safety regulations	176	283
Other sustain	7 622	7 885

Capital expenditure cash flow*	19 017	21 967

* Excludes finance costs capitalised to assets under construction.

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Capital expenditure

Projects to expand operations comprise of:

			2020	2019
	Project location	Business segment	Rm	Rm
Lake Charles Chemicals Project*	United States	Base and Performance Chemicals	13 807	30 289
Mozambique exploration and development	Mozambique	Exploration and Production International	211	221
China Ethoxylation plant	China	Performance Chemicals	18	489
Canadian shale gas asset	Canada	Exploration and Production International	132	141
Other projects to expand operations	Various	Various	1 359	1 445
Capital expenditure (cash flow)			15 527	32 585

*Actual capital expenditure (accrual basis) – 30 June 2020 – US$880 million; 30 June 2019 – US$2,2 billion.